Property, plant & equipment - Potential future cash flows following the extension (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Property, plant & equipment
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	€ 1,430
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	€ 1,571